Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Loss for the year	$ (5,667,417)	$ (104,405)	$ (17,968,598)
Adjustments for:
Share-based payment	700,250	1,199,250	1,314,420
Finance cost	62,383	67,203	96,444
Interest income	(54,544)	(62,538)	(71,693)
Depreciation of property, plant and equipment & investment property	771,130	671,262	1,521,725
Amortization of intangible assets	13,980	13,992	14,545
Amortization of prepayments and premiums under operating leases	94,699	96,743	107,088
Provision/ (reversal) of inventory obsolescence	(42,884)	(145,747)	196,124
Bad debt provision of trade receivables	2,334,410	1,028,972
Loss/(gain) on disposal of property, plant and equipment	45,807	(2,093)	940
Provision of impairment loss in property, plant and equipment & investment property			13,311,557
Operating cash flows before movements in working capital	(1,742,186)	2,762,639	(1,477,448)
(Increase)/ decrease in trade and other receivables	(2,492,940)	(3,554,014)	1,941,336
(Increase)/ decrease in inventories	(267,472)	(219,210)	294,204
Increase/ (decrease) in trade and other payables	(579,948)	(641,494)	2,036
Increase/ (decrease) in income tax payable	(92,321)	259,855
(Increase)/ decrease in deferred tax assets	(1,556,824)	124,274	(5,422,119)
Prepayments and premiums paid under operating leases	210,901	709,146	958,638
CASH USED IN OPERATING ACTIVITIES	(6,520,790)	(558,804)	(3,703,353)
NET CASH USED IN OPERATING ACTIVITIES	(6,520,790)	(558,804)	(3,703,353)
INVESTING ACTIVITIES
Interest received	54,544	62,538	71,693
Cash from acquisition of subsidiaries	561,424
Proceeds on disposal of property, plant and equipment	15,704	269,975
Purchase of property, plant and equipment	(24,198)		(18,761)
NET CASH FROM INVESTING ACTIVITIES	607,474	332,513	52,932
FINANCING ACTIVITIES
Interest paid	(62,383)	(67,203)	(96,444)
New bank loans raised	2,173,882	1,087,839	1,130,840
Repayment of borrowings	(2,173,882)	(1,087,839)	(1,583,175)
Advance from related party	909,237	124,292	299,542
Repayment to related party			(7,633)
NET CASH FROM/(USED IN) FINANCING ACTIVITIES	846,854	57,089	(256,870)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(5,066,462)	(169,202)	(3,907,291)
Effects of currency translation	1,067,274	(236,423)	(1,117,062)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	20,620,478	21,026,103	26,050,456
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 16,621,290	$ 20,620,478	$ 21,026,103